Revenue (Details) - Schedule of Revenue	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Revenue (Details) - Schedule of Revenue [Line Items]
Total Revenue	RM 44,463,195	$ 9,525,310	RM 21,374,632
Business strategy consultancy [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Total Revenue	20,789,179	4,453,647	11,359,388
Technology development, solutions and consultancy [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Total Revenue	19,733,018	4,227,387	9,657,906
Interest income [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Total Revenue	1,118,641	239,645
Others [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Total Revenue	RM 2,822,357	$ 604,631	RM 357,338